Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Dividends
Schedule of dividends declared and paid during the year

	2023			2022			2021
	Paid/payable	Dividend per share (pence)	Total dividend (£m)	Paid/payable	Dividend per share (£)	Total dividend (£m)	Paid/payable	Dividend per share (£)	Total dividend (£m)
2023 interim dividend	5 Oct 2023	1.8	166	n/a	n/a	n/a	n/a	n/a	n/a
2022 final dividend	27 Apr 2023	2.4	222	n/a	n/a	n/a	n/a	n/a	n/a
Pre-demerger dividends[1]	n/a	n/a	n/a	n/a	11,930	11,930	n/a	1,148	1,148

1	During 2022 and 2021, the Group declared and paid a series of dividends to GSK and Pfizer under the Shareholders’ Agreement valid at that time. The dividends per share for the dividends declared and paid before the demerger activities that took place in July 2022 were paid from the former ultimate holding company of CHHL2 and were calculated based on CHHL2’s share structure. In 2022, the Group utilised a £9,211m loan plus £37m of interest receivable from its former equity shareholders, prior to the demerger, to partially fund the pre-separation dividend and the final sweep dividend.